Fair Value Measurements (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Summary of change in the fair value of warrant liability
Fair value as of January 1, 2015	$ 266,524
Fair Value as of December 31, 2015		$ 266,524
Level 3 [Member]
Summary of change in the fair value of warrant liability
Fair value as of January 1, 2015	$ 266,524
Issuance of warrants	1,677,148	$ 266,524
Reclassification to additional paid-in capital upon extinguishment of warrants in connection with the Merger	$ (1,943,672)
Change in fair value during the year
Fair Value as of December 31, 2015		$ 266,524